FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

14.	FINANCIAL INSTRUMENTS

14.a)	Identification and valuation of financial instruments

The Company may operate with several financial instruments, with emphasis on cash and cash equivalents, including financial investments, marketable securities, accounts receivable from customers, accounts payable to suppliers and borrowings and financing. Additionally, the Company may also operate with derivative financial instruments, such as swap of exchange or interest and commodities derivatives.

Considering the nature of these instruments, their fair values are basically determined by the use of quotations in the capital markets in Brazil and the Mercantile and Futures Exchange. The amounts recorded in current assets and liabilities have immediate liquidity or maturity, mostly in the short term. Considering the terms and characteristics of these instruments, the carrying amounts approximate the fair values.

•	Classification of financial instruments

								Consolidated
				12/31/2024				12/31/2023
	Ref.	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through other comprehensive income	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	3		23,310,197	23,310,197			16,046,218	16,046,218
Financial investments	4	860,591	50,787	911,378		1,493,204	39,800	1,533,004
Trade receivables	5	181,262	2,719,736	2,900,998			3,269,764	3,269,764
Dividends and interest on equity	8		201,436	201,436			185,178	185,178
Derivative financial instruments	8	152,967		152,967		32,211		32,211
Trading securities	8	2,947		2,947		7,198		7,198
Loans - related parties	22.a		5,315	5,315			5,316	5,316
Total		1,197,767	26,287,471	27,485,238		1,532,613	19,546,276	21,078,889

Non-current
Financial investments	4		169,977	169,977			251,299	251,299
Other trade receivables			1,888	1,888			10,406	10,406
Eletrobrás compulsory loan	8		51,012	51,012			62,913	62,913
Receivables by indemnity	8		790,914	790,914			992,577	992,577
Loans - related parties	22.a		1,903,028	1,903,028			1,659,412	1,659,412
Investments	9					78,737		78,737
Total			2,916,819	2,916,819		78,737	2,976,607	3,055,344

Total Assets		1,197,767	29,204,290	30,402,057		1,611,350	22,522,883	24,134,233

Liabilities
Current
Borrowings and financing	13		8,902,558	8,902,558			7,701,796	7,701,796
Lease liabilities	15		206,323	206,323			137,638	137,638
Trade payables	16		7,030,734	7,030,734			7,739,520	7,739,520
Trade payables - Forfaiting	16.a		2,902,593	2,902,593			4,209,434	4,209,434
Dividends and interest on capital	17		61,965	61,965			80,624	80,624
Derivative financial instruments	17				672,280	263,747		936,027
Total			19,104,173	19,104,173	672,280	263,747	19,869,012	20,805,039

Non-current
Borrowings and financing	13		48,656,020	48,656,020			37,772,116	37,772,116
Lease liabilities	15		633,982	633,982			596,123	596,123
Trade payables	16		43,263	43,263			31,060	31,060
Derivative financial instruments	14.c	157,857		157,857		60,468		60,468
Concessions to be paid	17		78,728	78,728			74,177	74,177
Total		157,857	49,411,993	49,569,850		60,468	38,473,476	38,533,944

Total Liabilities		157,857	68,516,166	68,674,023	672,280	324,215	58,342,488	59,338,983

•	Fair value measurement

The following table shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2024			12/31/2023
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	860,591		860,591	1,493,204		1,493,204
Trade receivables, net	181,262		181,262	576,538		576,538
Derivative financial instruments		152,967	152,967	32,211		32,211
Trading securities	2,947		2,947	7,198		7,198
Non-current
Investments				78,737		78,737
Total Assets	1,044,800	152,967	1,197,767	2,187,888	-	2,187,888

Liabilities
Current
Derivative financial instruments					263,747	263,747
Non-current
Derivative financial instruments		157,857	157,857		60,468	60,468
Total Liabilities	-	157,857	157,857	-	324,215	324,215

Level 1 - Data prices are quoted in an active market for items identical to the assets and liabilities being measured.

Level 2 - Consider inputs observable in the market, such as interest rates, exchange rates, etc., but are not prices negotiated in active markets.

Level 3 - There are no assets and liabilities classified as level 3.

14.b)	Financial risk management

The Company uses risk management strategies with guidance on the risks incurred on the business. The nature and general position of financial risks are regularly monitored and managed to assess results and the financial impact on cash flow. Credit limits and hedge quality of counterparties are also reviewed periodically.

Market risks are hedged when is considered necessary to support the corporate strategy or when it is necessary to maintain the level of financial flexibility.

The Company is exposed to exchange rate, interest rate, market price and liquidity risks.

The Company may manage some of the risks using derivative instruments not associated with any speculative trading or short selling.

i)	Exchange rate risk

The exposure arises from the existence of assets and liabilities denominated in Dollar or Euro, since the Company’s functional currency is substantially the Real and is referred to as natural exchange exposure. The net exposure is the result of the offsetting of the natural exchange exposure by the instruments of hedge adopted by CSN.

The consolidated net exposure as of December 31, 2024 is shown below:

	12/31/2024	12/31/2023
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	1,951,025	2,228,736
Trade receivables	58,296	292,028
Financial investments	270,038	15,597
Borrowings and financing	(5,983,492)	(5,615,893)
Trade payables	(284,843)	(524,622)
Others	(37,185)	(42,474)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(4,026,161)	(3,646,628)
Derivative financial instruments (*)	5,098,257	3,979,979
Net foreign exchange exposure	1,072,096	333,351
(*)	Total notional value of derivative and non-derivative financial instruments used for exchange risk management.

The Company uses Hedge Accounting as a strategy, as well as derivative financial instruments to protect future cash flows.

Sensitivity Analysis of Derivative Financial Instruments and Consolidated Foreign Exchange Exposure

The Company evaluated two different scenarios for the analysis of the exchange rate impact: Scenario 1 projects a horizon of increased currency volatility, and Scenario 2 predicts a horizon of currency appreciation. The calculation is based on the closing exchange rate on December 31, 2024, using assumptions based on a variance calculation that considers both historical exchange rate fluctuations and management's projections.

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2024
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	6.1923	5.7779	6.2560	5.0799
EUR	6.4363	6.0656	6.4654	5.3780
USD x EUR	1.0394	1.0498	1.0471	0.8606

The effects on profit or loss, considering scenarios 1 and 2, are shown below:

					12/31/2024
Instruments	Notional amount	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
Cash and cash equivalents overseas	1,951,025	Dollar	(139,931)	19,862	(427,219)
Trade receivables	58,296	Dollar	(4,181)	593	(12,765)
Financial investments	270,038	Dollar	(19,368)	2,749	(59,131)
Borrowings and financing	(5,983,492)	Dollar	429,145	(60,913)	1,310,215
Trade payables	(284,843)	Dollar	20,429	(2,900)	62,373
Others	(37,185)	Dollar	2,667	(379)	8,142
Derivative financial instruments	5,098,257	Dollar	(365,655)	51,902	(1,116,374)
Impact on profit or loss			(76,894)	10,914	(234,759)
(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar - appreciation of 6.69% / Real x Euro - appreciation of the real by 5.76% / Euro x Dollar - depreciation of the dollar by 1.00%. Source: Central Bank of Brazil on February 26, 2025.

ii)	Interest rate risk

This risk stems from financial investments, loans, and financing and debentures in short and long terms linked to pre-fixed and post-fixed interest rates of CDI, TJLP, SOFR, exposing these financial assets and liabilities to interest rate fluctuations as demonstrated in the sensitivity analysis chart below.

With the modification of the global financial market in debt instruments in recent years and in line with recommendations from international regulatory bodies, the market began transitioning from LIBOR (London Interbank Offered Rate) to SOFR (Secured Overnight Financing Rate) starting in 2022. On September 30, 2023, all contracts were migrated to SOFR, as evidenced in the interest rate sensitivity analysis.

Sensitivity analysis of interest rate changes

Below, we present the sensitivity analysis to risks related to interest rates. The Company considered two different scenarios to assess the impact of variations in these rates: Scenario 1 predicts a horizon of rising interest rates, and Scenario 2 projects a reduction horizon. The closing rates at December 31, 2024 were used as a reference for the calculation, based on a dispersion model that takes into account not only historical interest rate fluctuations but also detailed management projections.

This approach allows a comprehensive and precise assessment of potential economic impacts arising from interest rate fluctuations.

			Consolidated
			12/31/2024
Interest	Interest rate	Scenario 1	Scenario 2
CDI	12.15%	13.72%	10.56%
TJLP	7.43%	8.11%	6.72%
IPCA	4.83%	5.60%	4.27%
SOFR 6M	4.25%	5.31%	0.51%
SOFR	4.49%	5.28%	0.30%
EURIBOR 3M	2.71%	4.22%	1.73%
EURIBOR 6M	2.57%	4.19%	2.27%

The effects on profit or loss, considering scenarios 1 and 2, are shown below:

				Impact on balances on 12/31/2024
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	12.15%	9,268,751	(11,116,328)	(224,481)	(253,426)	(195,057)
TJLP	7.43%		(775,705)	(57,635)	(62,871)	(52,115)
IPCA	4.83%		(18,703)	(903)	(1,047)	(799)
SOFR 6M	4.25%		(4,411,472)	(187,488)	(234,120)	(22,423)
SOFR	4.49%		(3,992,233)	(179,251)	(210,660)	(12,141)
EURIBOR 3M	2.71%		(289,634)	(7,861)	(12,214)	(5,017)
EURIBOR 6M	2.57%		(19,550)	(502)	(819)	(445)
				(658,121)	(775,157)	(287,997)
(*)	The sensitivity analysis is based on the premise of maintaining as a probable scenario the market values as of December 31, 2024 recorded in the Company's assets and liabilities.

iii)	Market price risk

The Company is also exposed to market risks related to the volatility of commodity and input prices. In line with its risk management policy, risk mitigation strategies involving commodities can be used to reduce cash flow volatility. These mitigation strategies may incorporate derivative instruments, predominantly forward transactions, futures, and options.

Below are the instruments for price risk protection, as shown in the following topics:

a) Cash flow hedge accounting - “Platts” index

The Company had iron ore derivative operations, contracted by the subsidiary CSN Mineração, with the objective of reducing the volatility of its exposure to the commodity. These contracts were settled in June 2024.

To better reflect the accounting effects of the "Platts" hedge strategy on the result, CSN Mineração opted to formally designate the hedge and, consequently, adopted hedge accounting for the iron ore derivative as a hedge accounting instrument for its highly probable future iron ore sales. As a result, the mark-to-market arising from the "Platts" volatility will be temporarily recorded in shareholders' equity and will be taken to the income statement when the sales occur according to the contracted evaluation period. This allows the recognition of "Platts" volatility on iron ore sales to be recognized at the same time.

The Company has periodically reviewed market scenarios to assess its exposure to iron ore price risk to ensure adequate coverage of market price fluctuations. This process involves monitoring fluctuations and trends in global prices, in addition to considering economic and geopolitical factors that may impact the value of this commodity.

The table below shows the profit or loss of the derivative instrument up to December 31, 2024:

		12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
		Other income and expenses (note 27)		Other comprehensive income		Impact on financial income/(expenses)
Maturity	Notional
11/01/2023 to 11/30/2023 (Settled)	Platts		(527,076)				(11,844)
12/01/2023 to 12/31/2023 (Settled)	Platts		(263,853)				599
01/01/2024 to 01/31/2024 (Settled)	Platts	(202,702)			(288,501)	(719)	4,477
02/01/2024 to 02/28/2024 (Settled)	Platts	(39,977)			(189,472)	(133)	3,370
03/01/2024 to 03/31/2024 (Settled)	Platts	248,710			(91,419)	5,132	889
04/01/2024 to 04/30/2024 (Settled)	Platts	192,625			(63,825)	9,922	789
05/01/2024 to 05/31/2024 (Settled)	Platts	81,139			(33,867)	5,244	365
06/01/2024 to 06/30/2024 (Settled)	Platts	173,111			(5,196)		32
		452,906	(790,929)	-	(672,280)	19,446	(1,323)

The reconciliation of the amounts related to cash flow hedge accounting - "Platts" index recorded in equity as of December 31, 2024 is demonstrated as follows:

	12/31/2023	Movement	Realization	12/31/2024
Cash flow hedge–“Platts”	(672,280)	1,125,186	(452,906)
Income tax and social contribution on cash flow hedge	228,575	(382,563)	153,988
Fair Value of cash flow hedge - Platts, net	(443,705)	742,623	(298,918)

The cash flow hedge - "Platts" index was fully effective since the contracting of derivative instruments.

To support the designations, the Company prepared formal documentation indicating how the cash flow hedge accounting designation - "Platts" index aligns with CSN's risk management objective and strategy, identifying the protection instruments used, the hedge object, the nature of the risk to be protected, and demonstrating the expectation of high effectiveness of the designated relationships. Iron ore derivative instruments ("Platts" index) were designated in amounts equivalent to the portion of future sales, comparing the designated amounts with the expected and approved amounts in the budgets of the Management and Board.

b) Cash flow hedge accounting

Foreign Exchange Hedge

The Company and its subsidiary CSN Mineração formally designate cash flow hedge relationships to protect highly probable future flows exposed to the dollar related to sales made in dollars.

With the objective of better reflecting the accounting effects of the foreign exchange hedge strategy in the results, CSN and its subsidiary CSN Mineração designated part of their dollar liabilities as a hedge instrument for their future exports. As a result, the exchange rate variation from designated liabilities will be temporarily recorded in shareholders' equity and will be transferred to the income statement when the respective exports occur, thus allowing the recognition of dollar fluctuations on the liability and exports to be recorded at the same time. It is emphasized that the adoption of this hedge accounting does not imply the contracting of any financial instrument.

The table below presents the summary of hedging relationships as of December 31, 2024:

									12/31/2024
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(871,761)		(1,143,305)
01/10/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 to November 2025 until December 2050	4.0745	1,416,000	(1,404,021)		(1,348,422)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000			(1,985,900)
06/01/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,300	(237,210)	(121,533)	(1,328,899)
12/1/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000	(37,000)		(523,804)
12/01/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000			(93,580)
05/16/2024	Export Prepayments in US$ with third parties, ACC and Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	September 2024 - March 2035	5.1270	1,202,000	(119,761)	(103,407)	(1,153,260)
06/06/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.2700	30,000			(27,669)
06/25/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.4405	10,000			(7,518)
12/01/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - January 2024	5.2660	50,000	(50,000)	17,240
06/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(157,810)	(33,700)	(1,054,796)
12/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			(80,951)
05/16/2024	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2025 - March 2035	5.1270	208,717			(222,346)
Total						7,943,418	(2,877,563)	(241,400)	(8,970,450)
(*)	The realization of cash flow hedge accounting is recognized in Other operating revenues and expenses, in note 27.

The net balance of amounts designated and already amortized in US dollars totals US$ 2,877,563.

In the hedge relationships described above, the values of the debt instruments were fully designated for equivalent portions of iron ore exports.

As of December 31, 2024, the hedge relationships established by the Company were effective, according to the prospective and retrospective tests performed. Thus, no reversal due to ineffectiveness of cash flow hedge accounting was recorded.

c) Net investment hedge in foreign subsidiaries

The information related to the net investment hedge did not change in relation to that disclosed in the Company's financial statements as of December 31, 2023. The balance recorded as of December 31, 2024 and December 31, 2023 is R$ 6,292,800.

d) Hedge accounting transactions

The reconciliation of values related to cash flow hedge accounting recorded in equity as of December 31, 2024, is demonstrated as follows:

				Consolidated
	12/31/2023	Movement	Realization	12/31/2024
Cash flow hedge	(2,509,225)	(6,702,625)	241,400	(8,970,450)
Income tax and social contribution on cash flow hedge	853,137	2,278,893	(82,076)	3,049,954
Fair Value of cash flow accounting, net taxes	(1,656,088)	(4,423,732)	159,324	(5,920,496)

iv)	Credit risk

The exposure to credit risks of financial institutions observes the parameters established in the financial policy. The Company's practice is the detailed analysis of the equity and financial situation of its customers and suppliers, the establishment of a credit limit and the permanent monitoring of its outstanding balance.

Regarding financial investments, the Company only makes investments in institutions with low credit risk assessed by rating agencies. Since part of the resources is invested in repurchase agreements that are backed by Brazilian government securities, there is also exposure to the credit risk of the Brazilian State.

Regarding credit risk exposure in trade and other receivables, the Company has a credit risk committee where each new customer is individually analyzed for their financial condition before credit limits and payment terms are granted. This is periodically reviewed according to the procedures specific to each business area.

v)	Liquidity risk

It is the risk that the Company may not have sufficient net funds to honor its financial commitments as a result of the mismatch of term or volume between expected receipts and payments.

Future receipt and payment premises are established to manage cash liquidity in domestic and foreign currencies, which are monitored on a day-to-day basis by the Treasury Department. The payment schedules for long-term installments of borrowings, financing and debentures are shown in note 13.

The following are the contractual maturities of financial liabilities including interest:

						Consolidated
At December 31, 2024	Ref.	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings and financing	13.b	8,902,558	13,252,184	13,466,746	21,937,090	57,558,578
Lease liabilities	15	206,323	258,881	124,395	250,706	840,305
Derivative financial instruments	14.c				157,857	157,857
Trade payables	16	7,030,734	2,284	40,509	470	7,073,997
Trade payables - Forfaiting	16.a	2,902,593				2,902,593
Dividends and interest on capital	17	61,965				61,965
Concessions to be paid	17	1,706	3,411	3,411	70,200	78,728
		19,105,879	13,516,760	13,635,061	22,416,323	68,674,023

Fair values of assets and liabilities in relation to the book value

Financial assets and liabilities measured at fair value through profit or loss are recorded in current and non-current assets and liabilities, and any gains and losses are recorded as financial income and expense, respectively.

The amounts are recorded in the financial statements at their book value, which are substantially similar to those that would be obtained if they were traded in the market. The fair values of other long-term assets and liabilities do not differ significantly from their carrying amounts, except for the amounts below.

The estimated fair value for certain consolidated long-term loans and financing were calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2024		12/31/2023
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes (*)	22,204,604	19,584,985	15,030,441	12,825,475
(*)	Source: Bloomberg

14.c)	Derivative financial instruments portfolio position

Position of the derivative financial instruments portfolio

Currency swap Dollar x Euro

The subsidiary Lusosider Projectos Siderúrgicos S.A. had a derivative operation to protect its exposure to the dollar, which was settled in November 2024.

Foreign exchange swap CDI x Dollar

In October 2023, the Company entered into a new swap agreement with the purpose of mitigating the risk associated with an External Credit Note (NCE) acquired during the same period, whose maturity is scheduled for October 2028, and which has a principal amount of R$ 680,000.

Real x dollar foreign exchange swap

The CSN Cimentos Brasil subsidiary, after raising a foreign currency loan in the amount of US$ 115,000, contracted derivative instruments with the objective of protecting its foreign exchange exposure to the dollar, with maturity on June 10, 2027.

On July 2024, CSN Cimentos Brasil, again, after obtaining a foreign currency loan in the amount of US$ 50,000, contracted derivative operations to hedge its exposure to the dollar, maturing in July 2027.

Interest swap CDI x IPCA

CSN Mineração, CSN Cimentos Brasil and CSN issued debentures during the years 2021, 2022 and 2023, respectively, and contracted derivative operations to protect their exposure to IPCA. The CSN Mineração contracts have staggered maturities between 2031 and 2037, the CSN Cimentos contracts mature in 2038, and CSN's between 2030 and 2038.

Below is the position of the derivatives:

								Consolidated
							12/31/2024	12/31/2023
				Appreciation (R$)		Fair value (market)	Financial income (expenses), net (note 28)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap

Exchange rate swap Dollar x Euro	Settled	Euro						9,567
Exchange rate swap CDI x Dollar	Settled	Dollar						31,469
Exchange Dollar x Real swap	06/10/2027	Dollar	115,000	719,109	(624,533)	94,576	129,972	(96,602)
Exchange rate swap Dollar x Real	07/07/2027	Dollar	50,000	551,303	(492,911)	58,392	58,392
Exchange rate swap CDI x Dollar	10/04/2028	Real	680,000	734,317	(892,174)	(157,857)	(146,529)	12,122
Total Exchange rate Swap			845,000	2,004,729	(2,009,618)	(4,889)	41,835	(43,444)
Interest rate swap
Interest rate (debentures) CDI x IPCA	07/15/2031	Real	576,448	624,835	(635,788)	(10,953)	(106,533)	55,829
Interest rate (debentures) CDI x IPCA	07/15/2032	Real	745,000	806,323	(848,805)	(42,482)	(118,657)	5,842
Interest rate (debentures) CDI x IPCA	07/15/2036	Real	423,552	440,113	(480,919)	(40,806)	(77,496)	49,964
Interest rate (debentures) CDI x IPCA	07/15/2037	Real	655,000	716,016	(773,952)	(57,936)	(104,307)	(53,027)
Interest rate (debentures) CDI x IPCA	02/16/2032	Real	600,000	661,747	(663,497)	(1,750)	(98,304)	22,690
Interest rate (debentures) CDI x IPCA	12/02/2032	Real	600,000	663,534	(658,028)	5,506	(74,648)	16,462
Interest rate (debentures) CDI x IPCA	07/15/2030	Real	325,384	332,208	(355,458)	(23,250)	(37,523)	8,806
Interest rate (debentures) CDI x IPCA	07/15/2033	Real	183,185	187,780	(204,702)	(16,922)	(27,086)	7,153
Interest rate (debentures) CDI x IPCA	07/14/2038	Real	203,620	211,479	(233,285)	(21,806)	(42,472)	(1,025)
Interest rate (debentures) CDI x IPCA	04/14/2039	Real	157,074	157,372	(173,927)	(16,555)	(19,453)
Interest rate (debentures) CDI x IPCA	04/14/2034	Real	643,095	638,351	(689,473)	(51,122)	(62,630)
Interest rate (debentures) CDI x IPCA	11/14/2039	Real	62,585	63,488	(66,374)	(2,886)	(2,885)
Interest rate (debentures) CDI x IPCA	11/14/2034	Real	37,415	37,383	(39,157)	(1,774)	(1,774)
Interest rate (debentures) CDI x IPCA	11/14/2034	Real	200,000	200,560	(209,740)	(9,180)	(9,180)
Interest rate (debentures) CDI x IPCA	11/14/2034	Real	200,000	200,311	(209,300)	(8,989)	(8,989)
Total interest rate (debentures) CDI x IPCA			5,612,358	5,941,500	(6,242,405)	(300,905)	(791,937)	112,694

				7,946,229	(8,252,023)	(305,794)	(750,102)	69,250

Classification of derivatives in the balance sheet and income statement

					12/31/2024	12/31/2023
Instruments	Assets		Liabilities		Financial income (expenses), net (note 28)
	Current	Total	Current	Total
Iron ore derivative					19,446
Exchange rate swap Dollar x Euro						9,567
Exchange rate swap CDI x Dollar			157,857	157,857	(146,528)	43,591
Exchange rate swap CDI x IPCA (1)			300,908	300,908	(791,938)	112,694
Exchange Dollar x Real swap	152,967	152,967			188,364	(96,602)
	152,967	152,967	458,765	458,765	(730,656)	69,250
(1)	The SWAP CDI x IPCA derivative instruments are fully classified in the borrowings and financing group, since they are linked to debentures with the purpose of protecting against IPCA exposure.

14.d)	Investments in securities measured at fair value through profit or loss

The Company holds common shares (USIM3), preferred shares (USIM5) of Usiminas Siderúrgica de Minas Gerais S.A. ("Usiminas") and the shares of Panatlântica S.A. (PATI3), which were designated as fair value through profit or loss, are now recognized through the equity method, as there was an increase in participation, as described in explanatory note 9. Investments.

Usiminas shares are classified as current assets in financial investments and at fair value, based on the market price quotation on B3.

According to the Company's policy, gains and losses resulting from changes in stock prices are recorded directly in the income statement under financial income for shares classified as financial investments and under other operating income and expenses for shares classified as investments.

vi)	Stock market price risks

Class of shares	12/31/2024				12/31/2023				12/31/2024	12/31/2023
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (note 27)
USIM3	106,620,851	15.12%	5.32	567,222	106,620,851	15.12%	9.20	980,912	(413,689)	190,851
USIM5	55,144,456	10.07%	5.32	293,369	55,144,456	10.07%	9.29	512,292	(218,923)	117,458
				860,591				1,493,204	(632,612)	308,309
PATI3					2,705,726	11.31%	29.10	78,737	-	(15,963)
				860,591				1,571,941	(632,612)	292,346

The Company is exposed to the risk of changes in the stock price due to the investments measured at fair value through profit or loss that have their quotations based on the market price on the B3.

Sensitivity analysis for stock price risks

We present below the sensitivity analysis for the risks related to the stock price variation. The Company evaluated two distinct scenarios for the impact of price fluctuations: Scenario 1 (extreme pessimistic) considers a horizon of deterioration in price volatility, and Scenario 2 (extreme optimistic) forecasts a horizon of price appreciation. The calculation was based on the closing price of the shares on December 31, 2024, using assumptions based on both the dispersion of historical variations in prices and projections prepared by management.

The effects on the profit or loss, considering the probable scenarios, 1 and 2 are shown below:

					12/31/2024
Class of shares	Quantity	Share price in 12/31/2024	Closing Balance	Extreme Optimistic Scenario	Extreme Pessimistic Scenario

USIM3	106,620,851	5.32	567,222	219,454	(35,258)
USIM5	55,144,456	5.32	293,369	108,868	(20,930)
			860,591	328,322	(56,188)

14.e)	Capital management

The Company seeks to optimize its capital structure with the purpose of reducing its financial costs and maximizing return to its shareholders. The following chart demonstrates the evolution of the Company's consolidated capital structure, with financing through equity and third-party capital:

Thousands of reais	12/31/2024	12/31/2023
Shareholder's equity (equity)	15,459,116	19,684,838
Borrowings and Financing (Third-party capital)	56,914,621	44,859,075
Gross Debit/Shareholder's equity	3.68	2.28

Accounting Policy

The Company's financial instruments are classified based on the definition of the Company's business model and, in the case of financial assets, cash flow characteristics.

On initial recognition, financial assets can be classified into three categories: assets measured at amortization cost, fair value through profit or loss and fair value through other comprehensive income.

Financial assets are written off when the rights to receive cash flows have expired or have been transferred in the latter case, provided that the Company has significantly transferred all risks and benefits of ownership.

If the company substantially holds all the risks and benefits of the financial asset's ownership, it must continue to recognize the financial asset.

Financial liabilities are classified as amortized cost or fair value through profit or loss. Management determines the classification of its financial liabilities at initial recognition.

Financial liabilities are written off only when they are extinguished, that is, when the obligation specified in the contract is settled, cancelled, or expires. The Company also extinguishes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and liabilities are offset, and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis or when the realization of the asset and settlement of the liability occur simultaneously.

Derivative instruments and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently measured at fair value with variations recorded against profit or loss under Financial Income in the income statement.

Hedge accounting: The Company adopts hedge accounting and designates certain financial liabilities as a hedge instrument for exchange rate risk and price risk (Platts index) associated with cash flows from forecast and highly probable exports (cash flow hedge).

At the beginning of the operation, the Company documents the relationships between the hedging instruments and the hedged items (expected exports), as well as the objectives of risk management and the strategy for carrying out various hedging operations.

Furthermore, it documents its assessment, both at the beginning of the hedge and on an ongoing basis, that hedging operations are highly effective in offsetting variations in the cash flows of hedged items.

The effective portion of changes in the fair value of financial liabilities designated and qualified as cash flow hedges is recognized in equity, under the heading "Hedge Accounting". Gains or losses related to the non-effective portion are recognized in other operating expenses/revenues, when applicable.

The gains and losses from Cash Flow Hedge Accounting of debt financial instruments and iron ore derivative financial instruments will not immediately affect the Company's income, but only as exports are realized.

The accumulated amounts in equity are realized in the operating result in the periods when the projected exports affect the result.

When a hedging instrument expires or is settled early, or the hedging relationship no longer meets the criteria for Hedge Accounting, or when Management decides to discontinue Hedge Accounting, any accumulated gain or loss existing in equity at that time remains recorded in shareholders' equity and, from that point forward, exchange variations are recorded in financial income. When the forecasted transaction is carried out, the gain or loss is reclassified to operating income. When a forecasted operation is no longer expected to occur, the cumulative gain or loss that had been presented in equity is immediately transferred to the income statement under the heading "Other Operations".

Investment Hedge: The Company designates for net investment hedge a portion of its financial liabilities as a hedging instrument of its investments abroad with functional currency different from the Group's currency in accordance with IAS 39 and IFRS 9. This relationship occurs because financial liabilities are related to investments in the amounts necessary for the effective relationship.

The Company documents, at the inception of the transaction, the relationships between hedging instruments and hedged items, as well as the risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, that the hedging transactions are highly effective in offsetting changes in the hedged items.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as net investment hedges is recognized in equity under Hedge Accounting. The gains or losses related to the ineffective portion are recognized in Other Operations, when applicable. If at any time during the hedge relationship the debt balance is greater than the investment balance, the exchange variation on the excess debt is reclassified to the income statement as other operating income/expenses (hedge ineffectiveness).

The amounts accumulated in the equity will be realized in the income statement by the disposal or partial disposal of the foreign operation.